Prepaid Expenses and Deposits (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	$ 359	$ 519
Prepaid expenses and deposits, non-current	149	198
Committee Bay mining property
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	116	116
Peruvian exploration projects
DisclosureOfPrepaidExpensesAndDepositsLineItems [Line Items]
Prepaid and deposits related to exploration and evaluation expenditures	192	283
Prepaid expenses and deposits, non-current	$ 198	$ 198